REVENUE INFORMATION (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disaggregation of Revenue [Line Items]
Gross amount of revenue	$ 32,811	¥ 226,300	¥ 271,933	¥ 245,335
Revenues (including related parties amounts of RMB 33,068, RMB 5,994 and RMB 1,377 for the years ended December 31,2020, 2021 and 2022, respectively)	$ 86,069	593,634	752,688	723,453
Contract liabilities		96,082	74,907	81,807
Covering Communications Platform As Service [Member]
Disaggregation of Revenue [Line Items]
Gross amount of revenue		89,000	166,000	212,000
Revenues (including related parties amounts of RMB 33,068, RMB 5,994 and RMB 1,377 for the years ended December 31,2020, 2021 and 2022, respectively)		¥ 14,000	¥ 41,000	¥ 50,000